Property, Manufacturing Facility and Equipment (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated Depreciation	€ 17,044	€ 15,583
Lab Equipment [Member]
Property, manufacturing facility and equipment acquired under capital lease arrangements	460	460
Accumulated Depreciation	€ 320	€ 280